Advances for Vessels Under Construction and Other Vessels' Costs	6 Months Ended
Jun. 30, 2026
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
5.	Advances for Vessels Under Construction and Other Vessels’ Costs

On January 13, 2026, the Company took delivery of the newbuilding tanker vessel Hull 1597, which was subsequently renamed “P. Marseille”. During the six months ended June 30, 2026, the Company paid the final installment to the shipyard amounting to $35,665, capitalized interest of $70, as well as other construction-related costs of $376. Upon delivery, a total of $68,753 was reclassified from Advances for Vessels Under Construction and Other Vessels’ Costs to Vessels’, net (Note 6). This amount comprised pre-delivery installments to shipyard $64,845, capitalized interest of $1,813, and other capitalized costs of $2,095.

On March 2, 2026, the Company, through its wholly owned subsidiaries Saint Lucia Shipping Company Inc. and Martinique Shipping Company Inc., entered into two shipbuilding contracts with China Shipbuilding Trading Co. Ltd. and Shanghai Waigaoqiao Shipbuilding Co. Ltd. for the construction of two 158,000 DWT Suezmax tanker vessels, Hull 1627 and Hull 1628. During the six months ended June 30, 2026, the Company paid the first shipyard installment of $12,225 for each vessel, and also capitalized aggregate interest of $376 and other construction-related costs (including commissions to Pure – Note 4) of $3,273. The vessels are expected to be delivered in October 2028 and May 2029, respectively, at a contract price of $81,500 per vessel. Under the terms of the shipbuilding contracts, the Company is required to pay an additional 10% of the contract price at each of the steel cutting, keel laying, and launching milestones, with the remaining 55% payable upon delivery of each vessel.

During the six months ended June 30, 2026, the Company also paid the third shipyard installment of $5,653 for the construction of the newbuilding vessel Hull 1624. In addition, during the same period, the Company capitalized interest other construction-related costs of $564 in connection with the construction of this Hull.

The movement in Advances for vessels under construction and other vessels’ costs from December 31, 2025, through June 30, 2026, is presented in the table below:

	Predelivery Installments	Capitalized costs	Total
Balance, December 31, 2025	$43,314	$5,411	$48,725
- transfer to Vessels, net	(64,845)	(3,908)	(68,753)
- predelivery installments to shipyard	65,768	-	65,768
- predelivery capitalized costs	-	4,659	4,659
Balance, June 30, 2026	$44,237	$6,162	$50,399